ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Balance sheet
Total current assets	$ 534,393	$ 277,479
Income statement and cash flow statement
Net revenues	141,674	159,693	126,960
Net income/(loss)	(25,370)	36,508	36,535
Net cash provided by/(used in) operating activities	9,658	58,306	47,771
Net cash used in investing activities	(50,184)	(78,441)	42,619
Net cash used in financing activities	286,543	(28,877)	764
Assets of the consolidated VIE collateralized for VIE obligations	0
Number of creditors (or beneficial interest holders) who had recourse to the general credit	0
VIEs and their subsidiaries
Balance sheet
Total current assets	111,878	138,688
Total assets	163,427	187,101
Total equity attributable to AutoNavi Holdings Limited shareholders	96,846	125,762
Income statement and cash flow statement
Net revenues	116,924	134,498	114,054
Net income/(loss)	(32,524)	26,719	29,826
Net cash provided by/(used in) operating activities	(14,434)	36,792	40,413
Net cash used in investing activities	(12,255)	(33,687)	(6,597)
Net cash used in financing activities	$ (1,063)	$ (824)	$ (468)